Annual Total Returns - Fidelity® Dividend ETF for Rising Rates [BarChart] - 09.30 Fidelity Factor ETFs Combo PRO-07 - Fidelity® Dividend ETF for Rising Rates	Dec. 01, 2020
Bar Chart Table:
Annual Return, Inception Date	Sep. 12, 2016
Fidelity Dividend ETF for Rising Rates-Default
Bar Chart Table:
Annual Return 2017	19.51%
Annual Return 2018	(3.23%)
Annual Return 2019	26.55%